Discontinued Operations - Aggregated Results and Cash Flow Information of Discontinued Operations (Parenthetical) (Detail) - Discontinued Operations: MixRadio Limited [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Gain from discharge of debt	¥ 566	¥ 9
Employee termination benefits		1,165
Office lease termination fees		¥ 126